Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Short-term financial assets	R$ 10,397	R$ 7,924
Total	R$ 45,562	75,898	R$ 49,850	R$ 42,918
Interest rate on short term bank deposits, as a percentage of benchmark	54.51%
Linx Pay Meios de Pagamentos Ltda.
Cash and Cash Equivalents
Total	R$ 14,291	9,502
denominated in the R$
Cash and Cash Equivalents
Cash and banks	25,334	50,526
in foreign currency
Cash and Cash Equivalents
Cash and banks	R$ 9,831	R$ 17,448